Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities
Income before tax	$ 8,616	$ 5,041
Finance expenses (income), net	277	(3,012)
Adjustments for non-cash items:
Depreciation and amortization	1,025	3,778
Movements in credit loss allowance	767	597
Fair value movement on contingent consideration	6,939	2,849
Share-based payment expense	2,099	1,609
Warrants repurchased	0	(800)
Income tax paid	(1,789)	(783)
Payment of contingent consideration	(4,621)	0
Cash flows from operating activities before changes in working capital	13,313	9,279
Changes in working capital
Trade and other receivables	(1,892)	(2,639)
Trade and other payables	186	304
Inventories	62	0
Cash flows generated by operating activities	11,669	6,944
Cash flows from investing activities
Acquisition of property and equipment	(204)	(242)
Acquisition of intangible assets	(1,354)	(2,516)
Acquisition of subsidiaries, net of cash acquired	0	(23,409)
Payment of deferred consideration	(2,390)	0
Payment of contingent consideration	(5,557)	0
Cash flows used in investing activities	(9,505)	(26,167)
Cash flows from financing activities
Treasury shares acquired	(759)	0
Interest payment attributable to third party borrowings	0	(120)
Interest payment attributable to deferred consideration settled	(110)	0
Principal paid on lease liability	(199)	(165)
Interest paid on lease liability	(87)	(95)
Cash flows used in financing activities	(1,155)	(380)
Net movement in cash and cash equivalents	1,009	(19,603)
Cash and cash equivalents at beginning of period	29,664	51,047
Net foreign exchange differences on cash and cash equivalents	638	(342)
Cash and cash equivalents at end of period	31,311	31,102
Supplemental non-cash
Right-of-use assets	0	743
Issue of ordinary shares for acquisitions	$ 9,912	$ 7,392